Long-Term Loans, Net of Current Maturities (Details) - Schedule of linkage terms and interest rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of linkage terms and interest rates [Abstract]
Weighted interest rate	3.33%
Long-term loans, net of current maturities	$ 1,421	$ 2,031
Less - current maturities	(740)	(815)
Total amount of the loans	$ 681	$ 1,216